Investment in associated companies	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investment in associated companies
Impairment loss on investments in associated companies
Each reporting period, we are required to consider (i) whether there have been any indicators of ’other than temporary impairment’ (“OTTI”) of our equity method investments and (ii) whether there has been an impairment of investments held at cost less impairment. We record an impairment charge for other-than-temporary declines in fair value when the fair value is not anticipated to recover above the carrying value within a reasonable period after the measurement date, unless there are mitigating factors that indicate impairment may not be required.
We have recognized the following impairments on investments in associated companies:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Impairments of Investment in associated companies and joint ventures (refer to Note 18)
Seadrill Partners - Direct ownership investments	248	—	—	723
Seadrill Partners - Subordinated units	—	—	—	82
Seadrill Partners - Seadrill member interest and IDRs	54	—	—	—
SeaMex Limited	—	—	—	36
Total impairment of investments in associated companies and joint ventures	302	—	—	841

Total impairment of investments	302	—	—	841

Impairment loss recognized for the year ended December 31, 2019 (Successor)
1) Seadrill Partners
Seadrill Partners primary debt finance comes from a $2.6 billion Term Loan B (“TLB”) which comes due for repayment in February 2021 and will need to be refinanced. There has been a decrease in the share price of Seadrill Partners common units since November 2018 which culminated in the common units being suspended from trading on the NYSE in August 2019 as the market capitalization decreased below $15 million for a period of 30 consecutive days. We interpreted this decrease in share price as both (i) an indicator of OTTI for the subordinated units and direct interests and (ii) an impairment indicator for the IDRs.
Having identified an indicator of OTTI, we were required to value our investments in Seadrill Partners to calculate the impairment. At the time of the impairment review, we calculated the fair value of our investments in Seadrill Partners direct interests and IDRs to be $134 million and nil, compared to pre-impairment book values of $382 million and $54 million respectively. As a result, we recorded an impairment charge of $302 million. We have recognized the impairment of these investments within “Loss on impairment of investments” in our Consolidated Statement of Operations for the year ended December 31, 2019.
We valued our investments in the direct interests using an income approach which discounted future free cash flows (“DCF model”). The cash flows were estimated over the remaining useful economic lives of the underlying assets, but no longer than 30 years in total, and discounted using an estimated market participant weighted average cost of capital of between 11.25-12.25%. The DCF model derived an enterprise value of the OPCOs, after which associated debt was subtracted to provide equity values. Our DCF model considered a range of scenarios to reflect different potential refinancing outcomes for Seadrill Partners. The key assumptions used in the DCF were derived from significant unobservable inputs based on our best judgments and assumptions available at the time of performing the impairment test.
The underlying assumptions used to model future rig cash flows used a methodology that examined historical data for each rig, considering the rig’s age, rated water depth and other attributes and then assessed its future marketability considering the current and projected market environment at the time of assessment. Other assumptions, such as operating, maintenance and inspection costs, were estimated using historical data adjusted for known developments and future events that are anticipated by management at the time of the assessment. These assumptions are necessarily subjective and are an inherent part of our asset impairment evaluation, and the use of different assumptions could produce results that differ from those reported.
We valued our IDR investments using an option pricing model. The assumptions used in the model were derived from both observable and unobservable inputs and are based on management’s judgments and assumptions available at the time of performing the impairment test. The method values different tranches in the capital structure in sequence of seniority. We employ significant judgment in developing these estimates and assumptions.
Impairment loss recognized for the year ended December 31, 2017 (Predecessor)
1) Seadrill Partners
In 2017, there was a sustained decrease in the trading price of Seadrill Partners common units, which we determined to be an indicator of other than temporary impairment against our equity method investments in Seadrill Partners. We therefore performed an impairment test at December 31, 2017. The findings of the review were that (i) the carrying value of the subordinated units exceeded the fair value by $82 million, and the carrying value of the direct ownership interests exceeded the fair value by $723 million. We recognized this impairment of the investments within “Loss on impairment of investments” in the Consolidated Statement of Operations.
The fair value of these investments were derived using a DCF model. The estimated future free cash flows associated with the investments were primarily based on expectations around applicable day rates, drilling unit utilization, operating costs, capital and long-term maintenance expenditures, applicable tax rates and industry conditions. The cash flows were estimated over the remaining useful economic lives of the underlying assets but no longer than 30 years in total and discounted using an estimated market participant weighted average cost of capital of 9.75%. The DCF model derived an enterprise value of the investments, after which associated debt was subtracted to provide equity values.
The assumptions used in the DCF model were derived from significant unobservable inputs (representative of level 3 inputs for fair value measurement) and were based on management’s judgments and assumptions available at the time of performing the impairment test. We employed significant judgment in developing these estimates and assumptions.
2) SeaMex Limited - Impairment of investment in Joint Venture
The deteriorating market conditions in the oil and gas industry and supply and demand conditions in the offshore drilling sector in which SeaMex operates was considered to be an indicator of impairment. We determined the length and severity of the deterioration of market conditions to be representative of an other than temporary impairment. As such we measured and recognized an other than temporary impairment of the investment in SeaMex as at December 31, 2017.
The fair value was derived using a DCF model. The estimated future free cash flows associated with the investment were primarily based on expectations around applicable day rates, drilling unit utilization, operating costs, capital and long-term maintenance expenditures and applicable tax rates. The cash flows were estimated over the remaining useful economic lives of the underlying assets but no longer than 30 years in total and discounted using an estimated market participant weighted average cost of capital of 10.25%. The DCF model derived an enterprise value of the investments, after which associated debt was subtracted to provide equity values. The carrying value of the investment was found to exceed the fair value by $36 million. We have recognized this impairment of the investments within "Loss on impairment of investments" in the Consolidated Statement of Operations.
Investment in associated companies
We have the following investments in associated companies:

	Successor	Successor
Ownership percentage	December 31, 2019	December 31, 2018
Seadrill Partners and Seadrill Partner subsidiaries ("SDLP investments") (a) (b)	(a)	(a)
Seabras Sapura (b)	50.0%	50.0%
SeaMex Ltd. ("SeaMex") (b)	50.0%	50.0%
Sonadrill (b)	50.0%	—%
Gulfdrill (b)	50.0%	—%

(a)	Refer to the Seadrill Partners subsidiaries paragraph below for additional information.

(b)	For transactions with related parties refer to Note 31 - Related party transactions.
Seadrill Partners
Seadrill Partners investments consist of the following:
(a) Subordinated units - Our holdings of subordinated units of Seadrill Partners are accounted for under the equity method on the basis that the subordinated units are considered to be ‘in-substance common stock’. The subordination period will end on the satisfaction of various tests as prescribed in the Operating Agreement of Seadrill Partners. Upon the expiration of the subordination period, the subordinated units will convert into Common Units. Our holding in the subordinated units represents 18% of the limited partner interests in Seadrill Partners.
(b) Direct ownership interests - All of our direct ownership interests in subsidiaries of Seadrill Partners are accounted for under the equity method. We deem these investments to represent significant influence over the investees through their voting rights and by virtue of Seadrill’s representation on the Board of Seadrill Partners. We hold ownership interests in the following entities controlled by Seadrill Partners as at December 31, 2019:

i.	42% in Seadrill Operating LP: Seadrill Operating LP is a limited partnership and is controlled by its General Partner, Seadrill Operating GP LLC, which is wholly owned by Seadrill Partners.

ii.	49% Seadrill Capricorn Holdings LLC: Seadrill Capricorn Holdings LLC is a limited liability company. There is only one class of member interest which is deemed to represent voting common stock.

iii.
39% in Seadrill Deepwater Drillship Ltd and 49% indirect interest in Seadrill Mobile Units (Nigeria) Ltd.: Both entities are limited companies and only have one class of stock, which is deemed to represent voting common stock.

(c) Member interests and IDR's - Seadrill applies the cost method to account for its investment in Seadrill member interest and Incentive Distribution Rights (“IDR’s”) on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost less impairment.
We additionally hold an investment in the common units of Seadrill Partners, which are classified as marketable securities on our Consolidated Balance Sheet. Refer to Note 15 - Marketable Securities for further information.
Seabras Sapura
Seabras Sapura is 50% owned by Sapura Energy, and 50% owned by Seadrill. We account for our 50% investment in Seabras Sapura under the equity method.
SeaMex
We own a 50% equity interest in SeaMex. The remaining 50% is owned by Fintech. We account for our 50% investment in the joint venture under the equity method.
Sonadrill
We own a 50% equity interest in Sonadrill. The remaining 50% is owned by Sonangol E.P. We account for our 50% investment in the joint venture under the equity method.
Gulfdrill
We own 50% equity interest in Gulfdrill. The remaining 50% is owned by Gulf Drilling International. Gulfdrill is a joint venture that will manage and operate five premium jack-ups in Qatar with Qatargas.
Fresh start accounting
On emergence from bankruptcy, our equity method investments were measured at fair value which resulted in a different basis from the underlying carrying values of the investees' net assets at the date of emergence. The basis differences comprise of (i) drilling unit basis differences which are depreciated over the remaining useful life of the associated asset and (ii) contract basis differences which are amortized over the remaining term of the contract. The unwinding of the basis difference is recognized as a "Share in results from associated companies" in the Consolidated Statement of Operations.

Share in results from associated companies
Our share in results of our associated companies (net of tax) were as follows:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Seadrill Partners - Direct ownership interests	(107)	(82)	77	82
Seadrill Partners - Subordinated units	(17)	(20)	22	22
Seabras Sapura	29	24	46	80
SeaMex	(19)	(12)	4	—
Sonadrill	(1)	—	—	—
Archer	—	—	—	(10)
Total share in results from associated companies (net of tax)	(115)	(90)	149	174

Summary of Consolidated Statements of Operations for our equity method investees
The results of the Direct ownership interests in the SDLP companies and our share in those results (net of tax) were as follows:

SDLP	Successor		Predecessor
(in $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Operating revenues	750	426	612	1,128
Net operating income	51	100	257	464
Net income	(187)	(127)	201	235

Net (loss)/income allocated to SDLP direct ownership interests	(92)	(59)	77	93
Amortization of basis differences	(15)	(23)	—	(11)
Share in results of SDLP direct investments (net of tax)	(107)	(82)	77	82

Net (loss)/income allocated to SDLP subordinated units	(17)	(15)	22	24
Amortization of basis differences	—	(5)	—	(2)
Share in results of SDLP subordinated units (net of tax)	(17)	(20)	22	22
The results of the Seabras Sapura companies and our share in those results (net of tax) were as follows:

Seabras Sapura	Successor		Predecessor
(in $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Operating revenues	434	232	241	487
Net operating income	198	124	125	244
Net income	113	88	92	160

Seadrill ownership percentage	50%	50%	50%	50%
Share of net income	57	44	46	80

Amortization of basis differences	(28)	(20)	—	—
Share in results from Seabras Sapura (net of tax)	29	24	46	80
The results of the SeaMex companies and our share in those results (net of tax) were as follows:

SeaMex	Successor		Predecessor
(in $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Operating revenues	232	118	121	239
Net operating income	70	40	40	80
Net income	18	4	7	—

Seadrill ownership percentage	50%	50%	50%	50%
Share of net income	9	2	4	—

Amortization of basis differences	(28)	(14)	—	—
Share in results from SeaMex (net of tax)	(19)	(12)	4	—

The results of the Sonadrill companies and our share in those results (net of tax) were as follows:

Sonadrill	Successor		Predecessor
(in $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Operating revenues	22	—	—	—
Net operating income	(1)	—	—	—
Net income	(2)	—	—	—

Seadrill ownership percentage	50%	—%	—%	—%
Share of net income	(1)	—	—	—

Share in results from Sonadrill (net of tax)	(1)	—	—	—

Book value of our investments in associated companies
At the year end, the book values of our investments in our associated companies were as follows:

	Successor	Successor
(In $ millions)	December 31, 2019	December 31, 2018
Seadrill Partners - Direct ownership interest	122	479
Seadrill Partners - Subordinated units	—	17
Seadrill Partners - IDRs	—	54
Seabras Sapura	98	77
Seabras Sapura Holding GmbH - shareholder loans held as equity	123	132
SeaMex Ltd	22	41
Sonadrill	24	—
Total	389	800
Quoted market prices for all of our investments are not available.
Summarized Consolidated Balance sheets for our equity method investees
The summarized balance sheets of the directly owned SDLP companies and our share of recorded equity in those companies was as follows:

SDLP	Successor	Successor
(in $ millions)	December 31, 2019	December 31, 2018
Current assets	833	1,110
Non-current assets	4,847	5,076
Current liabilities	(533)	(433)
Non-current liabilities	(2,623)	(3,039)
Net Assets	2,524	2,714

Seadrill share of book equity	1,305	1,399
Basis difference allocated to rigs (2)	(1,220)	(1,019)
Basis difference allocated to contracts (2)	37	99
SDLP book equity allocated to direct investments	122	479

SDLP book equity allocated to subordinated units (1)	—	17

(1)
Seadrill Partners subordinated units have a lock-up period during which they have subordinated liquidation and dividend rights. On application of fresh start accounting the units were valued with reference to the market price of common units and adjusted for a discount for lack of marketability (because of the subordination period). The value of the subordinated units on application of fresh start accounting was $37 million. Since application of fresh start accounting we allocated a share of the net loss incurred by Seadrill Partners to the subordinated units using a Hypothetical Liquidation at Book Value methodology. We allocated a net loss of $20 million for the period from July 2, 2018 through December 31, 2018. After allocating this loss the remaining balance of the investment in subordinated units at December 31, 2018 was $17 million. We allocated a further net loss of $17 million for the year ended December 31, 2019. After allocating this loss the remaining balance of the investment in subordinated units was nil.

(2)
In September 2019, an impairment of $302 million was recognized against the Seadrill Partners direct ownership interests and IDRs in the Consolidated Statements of Operations within "Loss on impairment of investments" (December 31, 2018 (Successor), nil). See Note 11 – Impairment loss on investments in associated companies.

The summarized balance sheets of the Seabras Sapura companies and our share of recorded equity in those companies was as follows:

Seabras Sapura	Successor	Successor
(in $ millions)	December 31, 2019	December 31, 2018
Current assets	195	255
Non-current assets	1,495	1,567
Current liabilities	(510)	(599)
Non-current liabilities	(504)	(637)
Net Assets	676	586
Seadrill ownership percentage	50%	50%
Seadrill share of book equity	338	293

Shareholder loans held as equity (1)	123	132
Basis difference allocated to rigs	(369)	(394)
Basis difference allocated to contracts	129	178
Total adjustments	(117)	(84)
Book value of Seadrill investment	221	209
(1) In September 2019, Seabras Sapura repaid $9 million of shareholder loans, with the cash proceeds held in escrow against a future redemption of Senior Secured Notes.

The summarized balance sheets of the SeaMex companies and our share of recorded equity in those companies was as follows:

SeaMex	Successor	Successor
(in $ millions)	December 31, 2019	December 31, 2018
Current assets	260	253
Non-current assets	939	977
Current liabilities	(141)	(149)
Non-current liabilities	(586)	(627)
Net Assets	472	454
Seadrill ownership percentage	50%	50%
Seadrill share of book equity	236	227

Basis difference allocated to rigs	(341)	(357)
Basis difference allocated to contracts	127	171
Total adjustments	(214)	(186)

Book value of Seadrill investment	22	41

The summarized balance sheets of the Sonadrill companies and our share of recorded equity in those companies was as follows:

Sonadrill	Successor	Successor
(in $ millions)	December 31, 2019	December 31, 2018
Current assets	57	—
Non-current assets	—	—
Current liabilities	(9)	—
Non-current liabilities	—	—
Net Assets	48	—
Seadrill ownership percentage	50%	—%
Seadrill share of book equity	24	—

Book value of Seadrill investment	24	—